Document and Entity Information (USD $)	6 Months Ended
	Feb. 28, 2015	Mar. 12, 2015	Feb. 28, 2014
Document and Entity Information:
Entity Registrant Name	Sauer Energy, Inc.
Document Type	S-1
Document Period End Date	Feb. 28, 2015
Amendment Flag	false
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		118,151,368
Entity Public Float			$ 11,815,136
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY